Life Insurance Operations	12 Months Ended
Mar. 31, 2023
Insurance [Abstract]
Life Insurance Operations
23. Life Insurance Operations
Life insurance premiums and related investment income in fiscal 2021, 2022 and 2023 consist of the following:

	Millions of yen
	2021	2022	2023
Life insurance premiums	¥403,799	¥431,289	¥451,404
Life insurance related investment income*	83,751	50,521	42,666

	¥487,550	¥481,810	¥494,070

*
Life insurance related investment income in fiscal 2021, 2022 and 2023 include net unrealized holding gains of ¥61,351 million and ¥8,004 million and ¥851 million on equity securities held as of March 31, 2021, 2022 and 2023, respectively.

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2021, 2022 and 2023, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2021	2022	2023
Reinsurance benefits	¥2,333	¥2,744	¥3,239
Reinsurance premiums	(5,196)	(4,498)	(4,891)
The benefits and expenses of life insurance operations included in life insurance costs in the consolidated statements of income are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses directly relating to policy issuance and underwriting). Amortization charged to income for fiscal 2021, 2022 and 2023 amounted to ¥21,928 million, ¥21,213 million and ¥25,966 million, respectively.
Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders, and net gains or losses from derivative contracts, which consist of gains or losses from futures and foreign exchange contracts, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, the fair value option was elected for the entire variable annuity and variable life insurance contracts to offset earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. Life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts for which the fair value option was elected and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.
The portion of the total change in the fair value of variable annuity and variable life insurance contracts that results from a change in the instrument-specific credit risk is recognized in other comprehensive income (loss), net of applicable income taxes.
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2021, 2022 and 2023 are mainly as follows:

	Millions of yen
	2021	2022	2023
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥76,470	¥8,501	¥(2,312)
Net gains or losses from derivative contracts :	(10,271)	(1,520)	(1,360)
Futures	(9,412)	(1,075)	(855)
Foreign exchange contracts	(261)	(445)	(505)
Options held	(598)	0	0
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(35,565)	¥(67,984)	¥(35,097)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	77,631	69,727	28,754
Changes in the fair value of the reinsurance contracts	11,909	1,083	538